Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2013	2014
Office building	50,201	44,750
Plant and machinery	8,671	12,847
Software application	8,408	8,279
Furniture, fixtures and equipment	4,663	4,621
Leasehold improvements	7,036	4,267
Motor vehicles	703	915

	$79,682	$75,679
Less: accumulated depreciation	(33,621)	(27,086)
Impairment of long-lived assets	(30)	(30)

Construction in progress	$48,251	$95,098
Property, plant and equipment, net	$94,282	$143,661